Derivative Liability	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

Note 9 – Derivative Liability

Fair Value Assumptions Used in Accounting for Derivative Liabilities

ASC 815 requires us to assess the fair market value of derivative liabilities at the end of each reporting period and recognize any change in the fair market value as other income or expense. The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Binomial Lattice model to calculate the fair value as of issuance, August 19, 2025 and December 31, 2024.

The underlying assumptions of Binomial Lattice model are as follows:

1.	The short-term interest rates, including risk-free rate, are known and remain constant over time.
2.	The absence of any arbitrage opportunities is assumed.
3.	The stock price follows a continuous-time random walk, with the rate of variance proportional to the square of the stock price.
4.	The distribution of possible stock prices at the end of any given finite interval is assumed to be lognormal.
5.	The variance of the rate of return on the stock is constant.
6.	No commissions or transaction costs are incurred when buying or selling the stock or option.
7.	The option's early exercise value is evaluated at each node of the lattice.
8.	If applicable, the tax rate remains consistent for all transactions and market participants.

During the years ended December 31, 2025 and 2024, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	December 31,	December 31,
	2025	2024
Expected term	0.13 - 1 year	0.29 years
Risk-free interest rate	4.02% - 4.34%	4.15%
Stock price at valuation date	$5.34 - 11.7	$4.38
Expected average volatility	60.5% - 146.5%	95.41%
Expected dividend yield	–	–

The following table summarizes the changes in the derivative liabilities during the years ended December 31, 2025 and 2024:

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2023	$–
Addition of new derivatives recognized as debt discounts	645,457
Addition of new derivatives recognized as loss on derivatives	409,776
Balance - December 31, 2024	$1,055,233
Addition of new derivatives recognized as debt discounts	1,027,000
Settled on issuance of common stock	(2,481,000)
Reclassification to additional paid in capital	(1,604,000)
Loss on change in fair value of the derivative liability	2,002,767
Balance - December 31, 2025	$–